Principal Accounting Policies - Schedule of Unobservable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term Investments	$ 187,507	¥ 1,305,386	¥ 859,211
Long-term Investments	187,539	1,305,612	1,302,506
Fair Value, Inputs, Level 3 [Member]
Short-term Investments	16,381	114,043	255,237
Long-term Investments	102,262	711,927	844,843
Contingent consideration for acquisitions - short term	2,768	19,273	25,692
Contingent consideration for acquisitions - long term	$ 1,573	¥ 10,947	¥ 10,764